[Citi Letterhead]

100 Summer Street

Suite 1500

Boston, MA 02110

Tel 617-824-1200

December 19, 2007

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, DC 20549

RE:	Capital One Funds (the “Trust”)
(File Nos. 033-21321 and 811-05536)
CIK No. 0000831809

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the above-referenced Trust hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated December 14, 2007 does not differ from the form of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 34 (the “Amendment”) to the Trust’s Registration Statement. This Amendment was electronically filed under 485(b) as Post-Effective Amendment No. 34 on December 14, 2007 (Accession No. 0001193125-07-265624).

If you have any questions regarding this certification, please contact me at (617) 824 -1221.

Respectfully,

/s/ Daniel J. Igo
Daniel J. Igo
Secretary